Financial assets and liabilities (Details 7) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Financial liabilities, at carrying amount	R$ 2,195,161	R$ 1,800,775
Financial liabilities, at fair value	2,196,152	1,795,752
Loans And Financing [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at carrying amount	2,195,161	1,800,775
Financial liabilities, at fair value	R$ 2,196,152	R$ 1,795,752